Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Principal payments	$ 20,000
(a) DART/Citco Global, in default	503,000		$ 543,000	$ 543,000
Unamortized debt discount				$ 14,000
Fair value of the warrants			53,000
Maturity date description				maturing between October 2020 and December 2021
Fair value of warrant granted			$ 2,657,000
Warrants issued to purchase common shares			638,000
Fair value of derivative liabilities			$ 742,000
Direct fees			8,000
Convertible notes payable, outstanding balance	1,378,000		1,398,000	$ 1,469,000
Proceeds from convertible notes payable			0	803,000
Private placement costs			0	(175,000)
Repayment of convertible notes	$ 20,000	$ 0	$ 40,000	43,000
Unsecured Convertible Notes Payable [Member]
Private placement costs				$ 803,000
Interest rate decriptions				The notes bear interest at 8% to 10% per annum
Conversion description				At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 70% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice
2005 Through 2007 [Member]
Maturity date description	due on various dates from March 2008 to March 2015		due on various dates from March 2008 to March 2015, and are currently in default
Convertible notes payable, outstanding balance	$ 895,000		$ 895,000	$ 895,000
Proceeds from convertible notes payable	$ 895,000		$ 895,000
Interest rate decriptions	notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum		The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum
2005 [Member]
(a) DART/Citco Global, in default	$ 483,000		$ 503,000	543,000
Interest rate	7.50%		7.50%
Total	$ 400,000		$ 400,000
Monyhly payment	10,000		10,000
Remaining balance	$ 143,000		$ 143,000
Conversion price			$ 3.25
Repayment of convertible notes			$ 40,000
Convertible Notes Payable [Member]
Unamortized debt discount			14,000
Convertible notes payable, outstanding balance			45,000	$ 45,000
Unpaid interest fees			$ 4,000
Common stock shares issued upon conversion of debt			16,168,589
Debt instrument converted amount, shares issued			1
Debt instrument converted amount, value			$ 1,035,000
Debt instrument converted amount, principal			1,035,000
Loss on extinguishment of debt			618,000
Debt instrument, accrued interest			49,000
Initial fair value of the embedded conversion feature			$ 382,000